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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-2819

                         CDC Nvest Cash Management Trust
               (Exact name of registrant as specified in charter)

          399 Boylston Street, Boston, Massachusetts      02116
           (Address of principal executive offices)    (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (617) 449-2810

Date of fiscal year end: June 30, 2004

Date of reporting period: September 30, 2004

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ITEM I SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
                   CASH MANAGEMENT TRUST - MONEY MARKET SERIES
--------------------------------------------------------------------------------

Investments as of September 30, 2004 (unaudited)

Investments - 100.1% of Total Net Assets

 Principal
  Amount     Description                                                                      Value (c)
--------------------------------------------------------------------------------------------------------
             COMMERCIAL PAPER - 91.0%
             Asset-Backed - 16.2%
15,000,000   Clipper Receivables Co. LLC, 1.875%, 10/01/2004                                  15,000,000
16,000,000   Lexington Parker Capital Corp., 144A, 1.560%, 10/12/2004                         15,992,373
10,000,000   CRC Funding LLC, 144A, 1.680%, 10/21/2004                                         9,990,667
 5,000,000   ASAP Funding, Ltd., 144A, 1.900%, 12/20/2004                                      4,978,889
 8,496,000   Apreco LLC, 144A, 1.960%, 1/18/2005                                               8,445,581
                                                                                            ------------
                                                                                              54,407,510
                                                                                            ------------
             Banking - 13.1%
 5,000,000   Yorkshire Building Society, 1.520%, 10/05/2004                                    4,999,155
10,000,000   Kitty Hawk Funding Corp., 144A, 1.700%, 10/12/2004                                9,994,806
10,000,000   Yorkshire Building Society, 1.720%, 10/14/2004                                    9,993,789
10,000,000   Citigroup Global Markets, 1.640%, 11/12/2004                                      9,980,867
 9,000,000   American Health Centers, Inc., Note, 1.940%, 3/01/2019                   (a)      9,000,000
                                                                                            ------------
                                                                                              43,968,617
                                                                                            ------------
             Banks - 14.3%
 5,000,000   Banco Continental de Panama SA, 1.420%, 10/01/2004                                5,000,000
10,000,000   UBS Finance Delaware LLC, 1.880%, 10/01/2004                                     10,000,000
10,000,000   Alliance & Leicester PLC, 144A, 1.140%, 10/12/2004                                9,996,518
 8,000,000   Alliance & Leicester PLC, 144A, 1.520%, 10/15/2004                                7,995,271
 5,000,000   Banco Continental de Panama SA, 1.750%, 11/02/2004                                4,992,222
 5,000,000   HBOS Treasury Services, 1.635%, 11/05/2004                                        4,992,052
 5,000,000   Bank of America Corp., Note, 1.800%, 1/28/2005                           (a)      5,000,000
                                                                                            ------------
                                                                                              47,976,063
                                                                                            ------------
             Financial - 9.3%
 5,000,000   General Electric Capital Corp., Note, 1.868%, 2/16/2005                  (a)      5,000,000
 2,345,000   SSK Co. LLC, Note, 1.890%, 11/01/2021                                    (a)      2,345,000
17,450,000   MOB Management Two LLC, Note, 2.140%, 12/01/2026                         (a)     17,450,000
 3,245,000   Alpine Capital Investments LLC, Note, 1.940%, 9/15/2027                  (a)      3,245,000
 3,130,000   MOB Management One LLC, Note, 2.140%, 12/01/2031                         (a)      3,130,000
                                                                                            ------------
                                                                                              31,170,000
                                                                                            ------------
             Health Care-Services - 4.4%
15,000,000   Dean Health Systems, Inc., 1.740%, 11/09/2004                                    14,971,725
                                                                                            ------------

             Municipal - 12.8%
 5,000,000   Michigan State, 1.400%, 12/01/2004                                                5,000,000
 6,310,000   New York, NY, City Industrial Development Agency, (Airis JFK I LLC),
                1.830%, 7/01/2008                                                     (a)      6,310,000
 1,294,000   Birmingham, AL, Special Care Facilities Financing Authority, 2.040%,
                9/01/2018                                                             (a)      1,295,000
19,000,000   New Jersey Economic Development Authority, (Marina Energy LLC),
                1.830%, 9/01/2021                                                     (a)     19,000,000
 5,000,000   Connecticut State Housing Finance Authority, 1.840%, 5/15/2033           (a)      5,000,000
 2,100,000   Florida Housing Finance Corp., (Stuart Pointe Partners, Ltd.), 1.840%,
                4/01/2034                                                             (a)      2,100,000
 4,544,838   Los Angeles, CA, Community Redevelopment Agency, (Security Building),
                1.930%, 12/15/2034                                                    (a)      4,544,838
                                                                                            ------------
                                                                                              43,249,838
                                                                                            ------------
             Real Estate - 4.0%
 1,125,000   Shayeson-Huff Properties LLC, Note, 1.940%, 11/01/2016                   (a)      1,125,000
 2,755,000   Cardiology Building Associates LLC, Note, 1.860%, 10/01/2021             (a)      2,755,000
 1,970,000   Jobs Co. (The) LLC, Note, 1.940%, 2/01/2022                              (a)      1,970,000
 2,700,000   J&M LLC, Secured Promissory Note, 2.040%, 10/01/2026                     (a)      2,700,000
 4,995,000   VWS McAdory Market LLC, Note, 2.000%, 7/01/2027                          (a)      4,995,000
                                                                                            ------------
                                                                                              13,545,000
                                                                                            ------------
             Special Purpose - 11.1%
17,500,000   Lockhart Funding LLC, 144A, 1.700%, 10/06/2004                                   17,495,868
10,000,000   Ciesco LLC, 144A, 1.600%, 10/25/2004                                              9,989,333

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
10,000,000   CAFCO LLC, 144A, 1.880%, 12/15/2004                                               9,960,833
                                                                                            ------------
                                                                                              37,446,034
                                                                                            ------------
             Trade Receivables - 1.9%
 6,500,000   Jupiter Securitization Corp., 144A, 1.620%, 10/05/2004                            6,498,830
                                                                                            ------------
             Trust - 1.5%
 5,000,000   FCAR Owner Trust I, 1.740%, 10/15/2004                                            4,996,617
                                                                                            ------------
             U.S. Government & Agency - 2.4%
 2,000,000   Federal Home Loan Bank, 1.500%, 5/04/2005                                         2,000,000
 4,000,000   FNMA, 1.750%, 5/23/2005                                                           4,000,000
 2,000,000   Federal Home Loan Bank, 2.020%, 6/08/2005                                         2,000,000
                                                                                            ------------
                                                                                               8,000,000
                                                                                            ------------
             Total Commercial Paper (Cost $306,230,234)                                      306,230,234
                                                                                            ------------

 Principal
  Amount     Description                                                                      Value (c)
--------------------------------------------------------------------------------------------------------
             TIME DEPOSITS - 4.6%
15,600,000   Banque National de Paris Time Deposit, 1.875%, 10/01/2004                        15,600,000
                                                                                            ------------
             Total Time Deposits (Cost $15,600,000)                                           15,600,000
                                                                                            ------------

 Principal
  Amount     Description                                                                      Value (c)
--------------------------------------------------------------------------------------------------------
             MEDIUM TERM NOTE - 4.5%
15,000,000   Caterpillar Financial Services Corp., Note,, 1.701%, 7/09/2005           (a)     15,000,000
                                                                                            ------------
             Total Medium Term Note (Cost $15,000,000)                                        15,000,000
                                                                                            ------------

 Principal
  Amount     Description                                                                      Value (c)
--------------------------------------------------------------------------------------------------------
             SHORT TERM INVESTMENT - 0.0%
    78,512

             Repurchase Agreement with Investors Bank & Trust Co. dated 9/30/2004 at 1.27% to be repurchased at $78,515 on 10/01/2004, collateralized by $81,138 Federal National Mortgage Bond, 5.597%, due 5/01/2032
             valued at $82,437.                                                                   78,512
                                                                                            ------------
             Total Short Term Investment (Cost $78,512)                                           78,512
                                                                                            ------------

             Total Investments -- 100.1% (Identified Cost $336,908,746) (b)                  336,908,746
             Other assets less liabilities                                                      (404,578)
                                                                                            ------------
             Total Net Assets -- 100.0%                                                     $336,504,168
                                                                                            ============

        (a) Floating rate notes are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Maturity dates shown represent the ultimate maturity of the note.

        (b) The aggregate cost for federal income tax purposes was $336,908,746. At September 30, 2004, the components of distributable earnings, on a tax basis consisted of $0 of undistributed ordinary income and $0 of long-term gains.

        (c) Security Valuation. The Trust employs the amortized cost method of security valuation as set forth in Rule 2a-7 under the 1940 Act which, in the opinion of the Trustees of the Trust, represents the fair value of the particular security. The amortized cost of a security is determined by valuing it at original cost and thereafter assumes a constant accretion/amortization to maturity of any discount/premium.

        144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $111,338,969 or 33.1% of net assets.

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ITEM 2. CONTROLS AND PROCEDURES.

The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    CDC Nvest Cash Management Trust


                                    By: /s/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    By: /S/ JOHN T. HAILER
                                        ----------------------------------------
                                    Name: John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date: November 19, 2004


                                    By: /S/ MICHAEL KARDOK
                                        ----------------------------------------
                                    Name: Michael Kardok
                                    Title: Treasurer
                                    Date: November 19, 2004